Change in Accounting Policies	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Change in Accounting Policies	Change in Accounting Policies
In January 2020, the IASB issued amendments to IAS 1 "Presentation of Financial Statements" to clarify that liabilities are classified as either current or non-current, depending on the existence of the substantive right at the end of the reporting period for an entity to defer settlement of the liability for at least twelve months after the reporting period. In October 2022, the IASB issued further amendments to specify that the classification of debt as current or non-current at the reporting date is not affected by covenants to be complied with after the reporting date. The amendments were adopted on January 1, 2024 and had no impact on the Company's consolidated financial statements.